Risks arising from financial instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Risks arising from financial instruments
27.	Risks arising from financial instruments

A)	FINANCIAL ASSETS AND LIABILITIES
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	31 December 2022				31 December 2021¹
		At fair				At fair
		value	At fair			value	At fair
	At	through	value		At	through	value
	amortized	profit or	through		amortized	profit or	through
Million US dollar	cost	loss	OCI	Total	cost	loss	OCI	Total
Cash and cash equivalents	9 973	—	—	9 973	12 097	—	—	12 097
Trade and other receivables	4 973	—	—	4 973	4 607	—	—	4 607
Investment securities	25	97	149	272	22	374	139	535
Interest rate swaps	—	—	—	—	—	37	—	37
Cross currency interest rate swaps	—	—	63	63	—	52	60	112
Foreign exchange forwards	—	41	182	223	—	82	156	238
Foreign currency futures	—	—	4	4	—	—	—	—
Commodities	—	—	101	101	—	—	282	282

Financial assets	14 971	139	498	15 608	16 726	546	637	17 908

Non-current	522	15	193	730	526	25	162	712
Current	14 450	124	305	14 878	16 200	521	475	17 196
Trade and other payables	21 983	762	—	22 746	21 242	832	—	22 074
Non-current interest-bearing loans and borrowings	78 880	—	—	78 880	87 369	—	—	87 369
Current interest-bearing loans and borrowings	1 029	—	—	1 029	1 408	—	—	1 408
Bank overdrafts	83	—	—	83	53	—	—	53
Equity swaps	—	4 763	—	4 763	—	5 412	—	5 412
Cross currency interest rate swaps	—	16	171	187	—	174	95	270
Foreign exchange forwards	—	20	245	265	—	24	105	129
Foreign currency futures	—	—	—	—	—	—	37	37
Commodities	—	—	271	271	—	—	35	35
Interest rate swaps	—	3	2	5	—	—	3	3

Financial liabilities	101 975	5 565	689	108 229	110 073	6 443	275	116 790

Non-current	79 108	473	168	79 749	87 531	678	73	88 282
Current	22 867	5 092	521	28 480	22 541	5 764	202	28 508

1	Amended to conform to 2022 presentation.

B)	DERIVATIVES
AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.
AB InBev primarily uses the following derivative instruments: foreign exchange forwards, currency futures, interest rate swaps, cross currency interest rate swaps (“CCIRS”), commodity swaps, commodity futures and equity swaps.
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2022					31 December 2021
	< 1	1-2	2-3	3-5	> 5	< 1	1-2	2-3	3-5	> 5
Million US dollar	year	years	years	years	years	year	years	years	years	years
Foreign currency
Foreign exchange forwards	11 445	479	—	—	—	12 599	29	—	—	—
Foreign currency futures	503	—	—	—	—	1 617	—	—	—	—
Interest rate
Interest rate swaps	1 000	—	—	—	—	1 500	1 000	—	—	—
Cross currency interest rate swaps	900	1 923	1 834	2 608	560	4 614	1 400	1 173	1 573	1 453
Commodities
Aluminum swaps	2 161	4	—	—	—	1 241	—	—	—	—
Other commodity derivatives	1 160	22	—	—	—	1 034	—	—	—	—
Equity
Equity derivatives	10 800	—	—	—	—	11 469	—	—	—	—

C)	FOREIGN CURRENCY RISK
AB InBev is subject to foreign currency risk when contracts are denominated in a currency other than the functional currency of the entity. This includes borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income. To manage foreign currency risk, the company uses mainly foreign exchange forwards, currency futures and cross currency interest rate swaps.
Foreign exchange risk on operating activities
AB InBev’s policy is to hedge operating transactions which are reasonably expected to occur (e.g., cost of sales and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operating transactions that are considered certain to occur are hedged without any time limits.
Non-operating
transactions (such as acquisitions and disposals of subsidiaries) are hedged as soon as they are highly probable.
The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2022			31 December 2021
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Mexican peso	(108)	100	(8)	(112)	111	(1)
Euro/Pound sterling	(136)	112	(24)	(124)	112	(12)
Euro/South African rand	(67)	31	(37)	(79)	75	(4)
Euro/US dollar	(38)	58	20	(123)	100	(23)
Mexican peso/Euro	(269)	268	(2)	(254)	231	(23)
US dollar/Argentinian peso	(702)	206	(496)	(661)	674	13
US dollar/Bolivian boliviano	(74)	76	1	(80)	75	(5)
US dollar/Brazilian real	(1 955)	1 789	(166)	(1 846)	1 618	(228)
US dollar/Canadian dollar	(310)	249	(61)	(304)	253	(51)
US dollar/Chilean peso	(135)	129	(6)	(171)	162	(9)
US dollar/Chinese yuan	(125)	113	(12)	(123)	116	(7)
US dollar/Colombian peso	(615)	559	(56)	(476)	434	(42)
US dollar/Euro	(134)	111	(23)	(103)	96	(7)
US dollar/Mexican peso	(1 442)	1 436	(6)	(1 236)	1 168	(68)
US dollar/Paraguayan guarani	(144)	135	(8)	(153)	139	(14)
US dollar/Peruvian nuevo sol	(264)	276	13	(292)	278	(14)
US dollar/South African rand	(196)	121	(75)	(196)	148	(48)
US dollar/South Korean won	(121)	110	(12)	(114)	79	(35)
Others	(326)	197	(129)	(424)	313	(111)
Further analysis on the impact of open currency exposures is performed in the currency sensitivity analysis below.
Hedges of firm commitments and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.
Foreign exchange risk on foreign currency denominated debt
It is AB InBev’s policy to have the debt in the subsidiaries as much as possible linked to the functional currency of the subsidiary. To the extent this is not the case, foreign exchange risk is managed using derivatives unless the cost to hedge outweighs the benefits. Interest rate decisions and currency mix of debt and cash are decided on a global basis and take into consideration a holistic risk management approach.
A description of the foreign currency risk hedging of debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the
Interest Rate Risk
section below.

Currency sensitivity analysis
Currency transactional risk
Most of AB InBev’s
non-derivative
financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in Argentinean peso, Brazilian real, Canadian dollar, Colombian peso, Mexican peso and South African rand against the US dollar.
The company uses a sensitivity analysis to estimate the impact in its consolidated income statement and other comprehensive income of a strengthening or a weakening of the US dollar against the other group currencies. In case the open positions remain unchanged and with all other variables held constant, a 10% strengthening or weakening of the US dollar against other currencies could lead to an estimated decrease/increase on the consolidated profit before tax of approximately 144m US dollar over the next 12 months (31 December 2021
1
: 99m US dollar). Applying a similar sensitivity on the total derivatives positions could lead to a negative/positive pre-tax
impact on equity reserves of 537m US dollar (31 December 2021
1
: 523m US dollar). The results of the sensitivity analysis should not be considered as projections of likely future events, as the gains or losses from exchange rates in the future may differ due to developments in the global financial markets.
Foreign exchange risk on net investments in foreign operations
AB InBev mitigates exposures of its investments in foreign operations using both derivative and non-derivative
financial instruments as hedging instruments.
As of 31 December 2022, designated derivative
financial instruments in net investment hedges applied on the company’s debt amount to
8 482m

US dollar equivalent (31 December 2021
1
:

7 473
m
US dollar). These instruments hedge foreign operations with Canadian dollar, Chinese yuan and South Korean won functional currencies.
Net foreign exchange results
Foreign exchange results recognized on hedged and unhedged exposures are as follows:

Million US dollar	2022	2021	2020
Hedged (economic hedges)	297	717	(181)
Not hedged	(660)	(801)	195

	(363)	(84)	14

D)	INTEREST RATE RISK
The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.
Fair value hedges
US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)
The company manages and reduces the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 1.0 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in fair value hedge accounting relationships.
Cash flow hedges
Pound sterling bond hedges (foreign currency risk and interest rate risk on borrowings in pound sterling)
In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. The impact of changes in the pound sterling exchange rate and interest rate on this bond is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in a cash flow hedge relationship.

1	Amended to conform to 2022 presentation.
US dollar bank loan hedges (foreign currency risk on borrowings against the Nigerian naira)
The company has a floating rate loan denominated in US dollar for a total of 309m in Nigeria. This loan is held by an entity with functional currency in Nigerian Naira. In order to hedge against fluctuations in foreign exchange rates, the company entered into foreign exchange futures which have been designated in a cash flow hedge relationship.
Economic Hedges
Marketable debt security hedges (interest rate risk on Brazilian real)
During 2022, 2021 and 2020
,
Ambev invested in highly liquid Brazilian real denominated government debt securities.
Interest rate sensitivity analysis
The table below reflects the effective interest rates of interest-bearing financial liabilities at the reporting date as well as the currency in which the debt is denominated.

31 December 2022	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount
Floating rate

Canadian dollar	—	—	4.34%	1 455
Euro	1.68%	1 048	1.68%	1 048
Pound sterling	—	—	3.70%	1 078
South Korean won	—	1	3.08%	311
US dollar	5.05%	430	—	—
Other	13.39%	252	11.17%	666

		1 730		4 557

Fixed rate
Canadian dollar	4.50%	613	4.37%	3 741
Chinese yuan	2.44%	50	2.50%	1 230
Euro	2.27%	20 391	2.31%	21 242
Pound sterling	5.13%	2 208	5.55%	1 607
South Korean won	2.96%	46	0.94%	1 896
US dollar	4.99%	53 478	5.27%	44 547
Other	10.53%	1 476	12.19%	1 172

		78 261		75 434

31 December 2021¹	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount
Floating rate
Canadian dollar	—	—	1.21%	2 043
Euro	—	1 113	—	1 113
Pound sterling	—	—	1.05%	1 002
South Korean won	—	—	1.67%	502
US dollar	1.67%	463	—	—
Other	5.37%	734	5.99%	1 504

		2 310		6 164

Fixed rate
Canadian dollar	4.11%	626	4.29%	3 158
Chinese yuan	3.87%	34	1.78%	194
Euro	2.27%	21 654	2.11%	27 553
Pound sterling	4.35%	3 611	4.43%	2 937
South Korean won	3.85%	31	0.87%	1 695
US dollar	4.93%	59 399	5.41%	46 288
Other	8.09%	1 165	9.62%	841

		86 520		82 667

As
at 31 December 2022, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 83m US dollar (31 December 2021: 53m US dollar). As disclosed in the above table, 4 557m US dollar or 5.7% of the company’s interest-bearing financial liabilities bears interest at a variable rate.

1	Amended to conform to 2022 presentation.

The sensitivity analysis has been prepared based on the exposure to interest rates for the floating rate debt after hedging, assuming the amount of liability outstanding at reporting date was outstanding for the whole year. The company estimates that an increase or decrease of 100 basis points represents a reasonably possible change in applicable interest rates. Accordingly, if interest rates had been higher/lower by 100 basis points, with all other variables held constant, the interest expense would have been 46m US dollar higher/lower (31 December 2021
1
: 20m US dollar). This impact would have been more than offset by 93m US dollar higher/lower interest income on interest-bearing financial assets (31 December 2021
1
: 81m US dollar). Additionally, the
pre-tax
impact on equity reserves from the market value of hedging instruments would not have been significant.
Interest expense
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2022	2021	2020

Financial liabilities measured at amortized cost – not hedged	(3 641)	(3 836)	(4 154)
Fair value hedges	(20)	(6)	(1)
Cash flow hedges	24	17	19
Net investment hedges - hedging instruments (interest component)	(1)	—	2
Economic hedges	42	141	118

	(3 597)	(3 684)	(4 016)

E)	COMMODITY PRICE RISK
The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to manage the exposure to the price volatility. The most significant commodity exposures as at 31 December 2022 and 31 December 2021 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2022	31 December 2021
Aluminum	2 165	1 241
Energy	417	350
Corn	321	292
Wheat	127	129
Plastic	122	93
Rice	100	85
Sugar	95	85

	3 348	2 274

Commodity price sensitivity analysis
The impact of changes in the commodity prices would not have had a material impact on AB InBev’s profit in 2022 as most of the company’s exposure is hedged using derivative contracts and designated in hedge accounting in accordance with IFRS 9 rules.
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures as at 31 December 2022 and 31 December 2021, would have on the equity reserves.

	2022			2021
		Pre-tax impact on equity			Pre-tax impact on equity
Million US dollar	Volatility of prices in %¹	Prices increase	Prices decrease	Volatility of prices in %¹	Prices increase	Prices decrease
Aluminum	30.71%	665	(665)	23.09%	287	(287)
Energy	49.37%	206	(206)	25.88%	91	(91)
Corn	22.44%	72	(72)	23.26%	68	(68)
Wheat	51.59%	66	(66)	29.24%	38	(38)
Plastic	32.31%	25	(25)	28.68%	27	(27)
Rice	19.31%	19	(19)	15.96%	14	(14)
Sugar	22.17%	21	(21)	26.39%	22	(22)

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2022 and 31 December 2021.

F)	EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 24
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combinations (see also Note 11
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 31 December 2022, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total gain of 605m US dollar recognized in the profit or loss account for the period, of which 331m US dollar related to the company’s share-based payment programs and 274m US dollar related to the Grupo Modelo and SAB combinations. As at 31 December 2022, liabilities for equity swap derivatives amounted to 4.8 billion US dollar (31 December 2021: 5.4 billion US dollar).
Equity price sensitivity analysis
The sensitivity analysis on the equity swap derivatives, calculated based on a 27.53% (2021: 26.51%, 2020: 53.87%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 1 660m US dollar positive/negative impact on the 2022 profit before tax (31 December 2021: 1 604m US dollar; 31 December 2020: 3.787m US dollar).

G)	CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e., where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 31 December 2022 to be limited.
Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	31 December 2022			31 December 2021 1
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Cash and cash equivalents	9 973	—	9 973	12 097	—	12 097
Trade receivables	3 980	(343)	3 637	3 796	(331)	3 465
Other receivables	1 545	(68)	1 477	1 272	(65)	1 207
Derivatives	391	—	391	669	—	669
Cash deposits for guarantees	189	—	189	168	—	168
Investment in unquoted companies	155	(5)	149	145	(6)	139
Investment in debt securities	123	—	123	396	—	396
Loans to customers	81	—	81	117	—	117

	16 434	(416)	16 019	18 660	(402)	18 258

There was no significant concentration of credit risks with any single counterparty as of 31 December 2022 and no single customer represented more than 10% of the total revenue of the group in 2022.

1	Amended to conform to 2022 presentation.

Impairment losses
The allowance for impairment recognized during the period on financial assets was as follows:

	31 December 2022	31 December 2021 1	31 December 2020¹

Balance at end of previous year	(402)	(376)	(283)

Impairment losses	(38)	(37)	(99)
Derecognition	24	30	49
Currency translation and other	1	(19)	(46)

Balance at end of period	(416)	(402)	(376)

H)	LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

1	Amended to conform to 2022 presentation.

The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	31 December 2022
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount¹	flows	1 year	1-2 years	2-3 years	3-5 years	5 years
Non-derivative financial liabilities
Unsecured bond issues	(76 798)	(133 670)	(3 273)	(5 683)	(3 783)	(15 482)	(105 450)
Trade and other payables	(27 208)	(27 453)	(26 376)	(170)	(349)	(260)	(297)
Lease liabilities	(2 492)	(2 840)	(618)	(566)	(414)	(531)	(712)
Secured bank loans	(393)	(405)	(371)	(5)	(5)	(10)	(14)
Unsecured bank loans	(100)	(100)	(100)	—	—	—	—
Unsecured other loans	(125)	(193)	(34)	(78)	(28)	(31)	(23)
Bank overdraft	(83)	(83)	(83)	—	—	—	—

	(107 199)	(164 745)	(30 856)	(6 501)	(4 579)	(16 313)	(106 496)

Derivative financial liabilities
Equity derivatives	(4 763)	(4 763)	(4 763)	—	—	—	—
Foreign exchange derivatives	(265)	(265)	(265)	—	—	—	—
Cross currency interest rate swaps	(192)	(191)	(9)	(43)	(47)	(62)	(30)
Commodity derivatives	(271)	(251)	(249)	(2)	—	—	—

	(5 492)	(5 471)	(5 287)	(45)	(47)	(62)	(30)

Of which: related to cash flow hedges	(551)	(530)	(469)	—	(43)	(17)	—

	31 December 2021
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount¹	flows	1 year	1-2 years	2-3 years	3-5 years	5 years

Non-derivative financial liabilities
Unsecured bond issues	(85 726)	(152 064)	(3 479)	(3 596)	(6 192)	(13 800)	(124 997)
Trade and other payables	(26 442)	(26 643)	(25 424)	(314)	(507)	(96)	(302)
Lease liabilities	(2 277)	(2 429)	(497)	(470)	(337)	(450)	(675)
Secured bank loans	(628)	(636)	(551)	(53)	(5)	(9)	(18)
Unsecured bank loans	(106)	(106)	(106)	—	—	—	—
Unsecured other loans	(40)	(84)	(11)	(48)	(5)	(4)	(16)
Bank overdraft	(53)	(53)	(53)	—	—	—	—

	(115 272)	(182 015)	(30 121)	(4 481)	(7 046)	(14 359)	(126 008)

Derivative financial liabilities
Equity derivatives	(5 412)	(5 420)	(5 420)	—	—	—	—
Foreign exchange derivatives	(166)	(166)	(166)	—	—	—	—
Cross currency interest rate swaps	(273)	(293)	(147)	(35)	(32)	(56)	(23)
Commodity derivatives	(34)	(34)	(34)	—	—	—	—

	(5 885)	(5 913)	(5 767)	(35)	(32)	(56)	(23)

Of which: related to cash flow hedges	(203)	(203)	(170)	—	—	(29)	(4)

1	“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

I)	CAPITAL MANAGEMENT
AB InBev continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute strategic projects. AB InBev’s capital structure policy and framework aims to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital requirements. Management uses the same debt/equity classifications as applied in the company’s IFRS reporting to analyze the capital structure.

J)	FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the statement of financial position:

	Assets		Liabilities		Net
	31 December	31 December	31 December	31 December	31 December	31 December
Million US dollar	2022	2021	2022	2021	2022	2021
Foreign currency
Foreign exchange forwards	223	238	(265)	(129)	(42)	109
Foreign currency futures	4	—	—	(37)	4	(37)
Interest rate
Interest rate swaps	—	38	(5)	—	(5)	38
Cross currency interest rate swaps	63	111	(187)	(273)	(124)	(162)
Commodities
Aluminum swaps	52	178	(174)	(20)	(122)	158
Sugar futures	4	13	—	—	4	13
Energy	12	29	(28)	(2)	(16)	27
Other commodity derivatives	32	62	(69)	(13)	(37)	50
Equity
Equity derivatives	—	—	(4 763)	(5 412)	(4 763)	(5 412)

	391	669	(5 492)	(5 886)	(5 101)	(5 216)

Of which:
Non-current	60	48	(184)	(100)	(124)	(52)
Current	331	621	(5 308)	(5 786)	(4 977)	(5 164)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	31 December 2022		31 December 2021 2
Million US dollar	Carrying amount¹	Fair value	Carrying amount¹	Fair value
Fixed rate
US dollar	(52 993)	(52 158)	(58 912)	(74 852)
Euro	(19 655)	(17 926)	(20 856)	(23 801)
Pound sterling	(2 148)	(2 039)	(3 539)	(3 913)
Canadian dollar	(515)	(437)	(549)	(604)
Other	(458)	(448)	(389)	(420)

	(75 769)	(73 008)	(84 244)	(103 590)

1	“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.
2	Amended to conform to 2022 presentation.

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2022	Quoted (unadjusted)	Observable market	Unobservable market
Million US dollar	prices - level 1	inputs - level 2	inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	41	—
Derivatives in a cash flow hedge relationship	36	219	—
Derivatives in a net investment hedge relationship	—	94	—

	36	364	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	762
Derivatives at fair value through profit and loss	—	4 799	—
Derivatives in a cash flow hedge relationship	26	525	—
Derivatives in a fair value hedge relationship	—	4	—
Derivatives in a net investment hedge relationship	—	138	—

	26	5 466	762

Fair value hierarchy 31 December 2021	Quoted (unadjusted)	Observable market	Unobservable market
Million US dollar	prices - level 1	inputs - level 2	inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	155	—
Derivatives in a cash flow hedge relationship	58	352	—
Derivatives in a fair value hedge relationship	—	17	—
Derivatives in a net investment hedge relationship	—	87	—

	58	620	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	832
Derivatives at fair value through profit and loss	—	5 611	—
Derivatives in a cash flow hedge relationship	52	141	—
Derivatives in a net investment hedge relationship	—	82	—

	52	5 834	832

There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities during the period. Movements in 2022 in the fair value “level 3” category of financial liabilities, measured on a recurring basis, are mainly related to the settlement of deferred consideration from prior years acquisitions.
Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. ELJ currently holds 15% of CND and the put option is exercisable in 2023, 2024 and 2026. As at 31 December 2022, the put option on the remaining shares held by ELJ was valued at 585m US dollar (31 December 2021: 589m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.

K)	HEDGING RESERVES
The company’s hedging reserves disclosed in Note 21 C
hanges in equity and earnings per share
relate to the following instruments:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves

As per 1 January 2022	679	(306)	111	481
Change in fair value of hedging instrument recognized in OCI	143	39	—	182
Reclassified to profit or loss / cost of inventory	(331)	(208)	22	(518)

As per 31 December 2022	491	(476)	131	145

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves

As per 1 January 2021	20	274	84	376
Change in fair value of hedging instrument recognized in OCI	766	123	—	888
Reclassified to profit or loss / cost of inventory	(107)	(703)	27	(783)

As per 31 December 2021	679	(306)	111	481

L)	OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2022
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	391	391	(381)	10
Derivative liabilities	(5 492)	(5 492)	381	(5 111)

	31 December 2021
Million US dollar	Gross amount	Net amount recognized in the statement of financial position¹	Other offsetting agreements²	Total net amount
Derivative assets	670	670	(651)	19
Derivative liabilities	(5 886)	(5 886)	651	(5 235)

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.